Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities

The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2018:

	December 31, 2017 (in thousands)	December 31, 2018 (in thousands)
Due within one year	$83,352	$70,600
Due in two years	70,600	128,725
Due in three years	128,725	60,600
Due in four years	60,600	302,461
Due in five years	302,461	113,352
Due in more than five years	126,452	—

Total secured term loan facilities and revolving credit facility	$772,190	$675,738
Less: current portion	83,352	70,600

Secured term loan facilities and revolving credit facility, non-current portion	$688,838	$605,138

Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$(83,352)	$(70,600)
Less: current portion of deferred financing costs	1,793	1,743

Current portion of secured term loan facilities, net of deferred financing costs	$(81,559)	$(68,857)

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	$(688,838)	$(605,138)
Less: non-current portion of deferred financing costs	7,180	5,462

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$(681,658)	$(599,676)

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
	(in thousands)
Senior Secured Bond
Total Bond	$—	$(69,337)
Less deferred financing costs	—	959

Total Bond, net of deferred financing costs	$—	$(68,378)

2017 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of our senior unsecured bond and total deferred financing costs as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
	(in thousands)
Senior Unsecured Bond
Total Bond	$(100,000)	$(100,000)
Less deferred financing costs	1,416	961

Total Bond, net of deferred financing costs	$(98,584)	$(99,039)